UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  06/30/04

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       July 23, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $141621



List of Other Included Managers:

NONE




FORM 13F INFORMATION TABLE
                                    Title              VALUE      SHRS or  SH/ PUT/  Inv Other  Voting Authority
NAME OF ISSUER                      of     CUSIP       (x$1000)   PRN AMT  PRN CALL Disc Mgrs   Sole Shared None
                                    Class

AMR Corp                            com    001765106           1        50  SH      Sole           50
ANC Rental Corp                     com    00181310            0        12  SH      Sole           12
Alliance Capital Mgmt. Ltd.         com    018548107         255      7500  SH      Sole         7500
Allstate Corp                       com    020002101         174      3737  SH      Sole         3737
American International Group, Inc.  com    026874107        6896     96742  SH      Sole        96742
Amerisource Health                  com    03071P102        4602     76985  SH      Sole        76985
Bank of America Corp                com    06050510          170      2012  SH      Sole         2012
Belo Corporation                    com    080555105        3752    139750  SH      Sole       139750
Bridgehampton National Bank         com    108035106        5560    122206  SH      Sole       122206
CMS Energy Corp Com                 com    125896100          46      5000  SH      Sole         5000
Cardinal Health Inc                 com    14149Y108        7299    104200  SH      Sole       104200
Carmax Group                        com    143130102        3888    177800  SH      Sole       177800
Citigroup Inc                       com    172967101        6877    147891  SH      Sole       147891
Dell Computer                       com    247025109         111      3100  SH      Sole         3100
Exxon Mobil Corp Com                com    302290101         178      4012  SH      Sole         4012
Gannett Inc.                        com    364730101        6609     77885  SH      Sole        77885
General Electric                    com    369604103        4748    146550  SH      Sole       146550
Health Care Reit Inc.               com    42217K106          23       700  SH      Sole          700
Home Depot Inc.                     com    437076102        6507    184855  SH      Sole       184855
Illinois Tool Wks Inc.              com    452308109        6465     67418  SH      Sole        67418
J P Morgan Chase & Co               com    46625H100           5       117  SH      Sole          117
KeyCorp                             com    493267108          76      2596  SH      Sole         2596
L-3 Communications Hldgs            com    502424104        6551     98070  SH      Sole        98070
Lowe's Co.                          com    548661107         131      2500  SH      Sole         2500
Marsh & McLennan Cos                com    571748102        3832     84450  SH      Sole        84450
Medco Health Solutions Inc          com    58405v102           0         8  SH      Sole            8
Merck & Co.                         com    589331107           3        70  SH      Sole           70
Microsoft Corp                      com    594918104        2378     83250  SH      Sole        83250
Morgan Stanley, Dean Witter         com    617446448         398      7550  SH      Sole         7550
Northern Trust Corp.                com    66585910           47      1104  SH      Sole         1104
Pepsico, Inc.                       com    713448108        4682     86900  SH      Sole        86900
Pfizer Inc.                         com    717081103        6355    185381  SH      Sole       185381
Sabre Hldgs Corp                    com    785905100           1        36  SH      Sole           36
Sealed Air Corp.                    com    81211K100        7704    144624  SH      Sole       144624
Staples Inc                         com    855030102        8658    294375  SH      Sole       294375
Suffolk Bancorp                     com    86473910            5       166  SH      Sole          166
Target Corp                         com    87612E106        5703    134275  SH      Sole       134275
Tennant Co.                         com    880345103         128      3100  SH      Sole         3100
United Parcel Service CL B          com    911312106          75      1000  SH      Sole         1000
Vodafone Airtouch PLC Sponsored     com    92857T107        4309    194980  SH      Sole       194980
Wal-Mart Stores                     com    931142103        5270     99900  SH      Sole        99900
Walgreen Co.                        com    931422109        5399    149095  SH      Sole       149095
XTO Energy Inc                      com    98385X106        6998    234900  SH      Sole       234900
Citigroup Capital IX                pfd    173066200         948     42000  SH      Sole        42000
J P Morgan Chase Cap PFD K 5.875%   pfd    46626V207        6227     28800  SH      Sole        28800
Merrill Lynch PFD Capital Trust V   pfd    59021K205          56      2200  SH      Sole         2200
Morgan Stanley Cap Tr PFD CAP 7.25% pfd    61747N109        1521     59900  SH      Sole        59900

TOTAL                                                     141621


